Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2024
Expenses by nature [Abstract]
Expenses by nature

	For the year ended
	December 31, 2024	December 31, 2023	December 31, 2022

Transactions costs (i)	(7,198,093)	(5,956,108)	(5,566,927)
Marketing and advertising (ii)	(858,321)	(580,667)	(717,732)
Personnel expenses (iii)	(1,421,253)	(1,122,128)	(1,032,732)
Financial costs (iv)	(3,746,688)	(3,269,556)	(3,151,552)
Total Losses (v)	(456,079)	(536,048)	(984,487)
Depreciation and amortization (vii)	(1,600,932)	(1,355,653)	(1,130,690)
Other (vi)	(1,148,337)	(1,111,134)	(991,478)
	(16,429,703)	(13,931,294)	(13,575,598)
Classified as:
Cost of services	(9,543,315)	(8,132,580)	(7,470,895)
Selling expenses	(1,859,590)	(1,429,816)	(1,946,075)
Administrative expenses	(972,251)	(732,689)	(668,679)
Financial costs	(3,746,688)	(3,269,556)	(3,151,552)
Other income (expenses), net	(307,859)	(366,653)	(338,397)
	(16,429,703)	(13,931,294)	(13,575,598)

(i)The increase is mainly represented by: (i) costs related to interchange fees of card issuers in the amount of R$5,944,684 for year ended December 31, 2024 (R$4,805,474 and R$4,505,290 for years ended December 31, 2023 and 2022, respectively) and card scheme fees in the amount of R$1,105,432 for year ended December 31, 2024 (R$969,193 and R$882,091 for years ended December 31, 2023 and 2022, respectively).
(ii)Marketing and advertising expenses include commissions and online/offline advertisings. The increase results from higher expenses to attract new clients with better unit economics and distribution of financial services for our banking.
(iii)Personnel expenses includes compensation expenses in the amount of R$149,415 related to the LTIP and LTIP goals for the year ended December 31, 2024 (R$109,901 and R$79,447 for the years ended December 31, 2023 and December 31, 2022, respectively). Personnel expenses in 2024, include capitalization of LTIP and LTIP goals in the amount of R$98,767 for the year ended December 31, 2024 (R$89,223 and R$56,698 for the years ended December 31, 2023 and December 31, 2022).
(iv)Relates to: (i) early collection of receivables, which amount to R$491,654 in the year ended December 31, 2024 (R$953,509 and R$1,233,045 for the years ended December 31, 2023 and 2022, respectively), (ii) interest of deposits and banking accounts which amounted to R$2,886,126 in the year ended December 31, 2024 (R$2,060,109 and R$1,573,293 in the years ended December 31, 2023 and 2022, respectively), (iii) interest of borrowings which amounted to R$174,941 in the year ended December 31, 2024 (R$15,208 and R$32,700 in the years ended December 2023 and 2022, respectively).
(v)Total losses refer to amounts recognized during the year ended December 31, 2024 related to: (i) card processing operations (acquiring and issuing) and losses on digital accounts in the amount of R$345,798 in the year ended December 31, 2024 (compared to R$393,869 and R$430,895 in the years ended December 31, 2023 and 2022, respectively) and (ii) Provision for delinquency rate of credit portfolio in the amount of R$110,281 in the year ended December 31, 2024 (R$109,307 and R$553,592 for the years ended December 31, 2023 and 2022, respectively) and (iii) in the year ended December 31, 2023, the Group has a loss of R$32,872 in connection with unauthorized transations exploiting a legacy functionality in the Company’s system. The conditions allowing for the unauthorized transactions were ceased and were not related to cyber risks or data-related matters.
(vi)For the year ended December 31, 2024, the amount is impacted by R$163,891 (R$246,770 in the year ended December 31, 2023) related to provision of POS Devices, as described in note 13.
(vii)Depreciation and amortization amounts incurred in the year are segregated between costs and expenses as presented below:

Depreciation and amortization

	For the year ended
	December 31, 2024	December 31, 2023	December 31, 2022

Depreciation
Cost of sales and services (i)	(810,122)	(715,293)	(658,275)
Selling expenses	(2,046)	(198)	(172)
Administrative expenses	(26,206)	(28,331)	(26,787)
	(838,374)	(743,822)	(685,234)

Amortization
Cost of sales and services	(806,229)	(642,017)	(464,106)
Administrative expenses (ii)	(27,301)	(27,000)	(23,810)
	(833,530)	(669,017)	(487,916)

PIS and COFINS credits (iii)	70,972	57,186	42,460

Depreciation and amortization expense, net	(1,600,932)	(1,355,653)	(1,130,690)

(i)The depreciation of POS for the year ended December 31, 2024, amounted to R$773,048 (R$695,685 and R$640,798 for the years ended December 31, 2023 and 2022, respectively).
(ii)Included in this amount are LTIP amortizations in the amount of R$57,812 for the year ended December 31, 2024 (compared to R$46,356 and R$31,903 for the years ended December 31, 2023 and 2022, respectively). Additionally, has assets amortizations of acquired companies in the amount of R$21,633 for the year ended December 31, 2024 (compared to R$19,778 and R$18,466 for the years ended December 31, 2023 and December 31, 2022, respectively).
(iii)PagSeguro Brazil has a tax benefit on PIS and COFINS that allows it to reduce the depreciation and amortization over some operational expenses when incurred. This tax benefit is recognized directly as a reduction of depreciation and amortization expense.